Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and due from banks	$ 10,606,000	$ 10,118,000		$ 13,355,000
Interest-bearing deposits with the Federal Reserve Bank and Federal Home Loan Bank	9,622,000	9,696,000		24,165,000
Money market mutual funds	566,000	1,000		346,000
Federal funds sold	50,000	5,000		724,000
Cash and cash equivalents	20,844,000	19,820,000		38,590,000	$ 34,100,000
Investments in available-for-sale securities (at fair value)	75,346,000	83,805,000		87,449,000
Federal Home Loan Bank stock, at cost	3,074,000	1,801,000		2,196,000
Loans held-for-sale	5,744,000	5,374,000
Loans	302,796,000	286,142,000		279,667,000
Less allowance for loan losses	2,834,000	2,761,000		2,792,000
Loans, net	299,962,000	283,381,000		276,875,000
Premises and equipment, net	1,394,000	1,460,000		1,618,000
Accrued interest receivable	1,088,000	1,095,000		1,074,000
Other real estate owned		105,000
Bank owned life insurance	7,286,000	7,184,000		6,729,000
Other assets	4,963,000	4,815,000		4,456,000
Total assets	419,701,000	408,840,000		421,848,000
Deposits:
Demand deposits	110,534,000	117,261,000		116,015,000
Savings and NOW deposits	164,696,000	177,158,000		173,500,000
Time deposits	58,663,000	61,646,000		68,989,000
Total deposits	333,893,000	356,065,000		358,504,000
Securities sold under agreements to repurchase	2,917,000	3,921,000		4,390,000
Federal Home Loan Bank advances	51,500,000	17,500,000		30,000,000
Other liabilities	1,683,000	1,882,000		1,558,000
Total liabilities	389,993,000	379,368,000		394,452,000
Stockholders' equity:
Common stock, no par value; authorized 2,000,000 shares; issued and outstanding 908,170 shares and 907,756 shares, respectively, at 6/30/15, and 898,105 shares and 897,691 shares, respectively, at 12/31/14	10,324,000	10,127,000		10,136,000
Retained earnings	10,933,000	10,549,000		10,347,000
Treasury stock, 414 shares	(7,000)	(7,000)		(7,000)
Unearned compensation-restricted stock awards	(322,000)	(207,000)		(401,000)
Accumulated other comprehensive (loss) income	(214,000)	22,000		(1,655,000)
Total stockholders' equity	29,708,000	29,472,000	$ 28,797,000	27,396,000	$ 29,437,000
Total liabilities and stockholders' equity	419,701,000	408,840,000		421,848,000
Series C Preferred Stock, Senior, Non-Cumulative Perpetual [Member]
Stockholders' equity:
Preferred stock, senior non-cumulative perpetual, Series C, no par; 9,000 shares issued and outstanding at June 30, 2015 and December 31, 2014; liquidation value of $1,000 per share	$ 8,994,000	$ 8,988,000		$ 8,976,000